INTEREST BEARING LOANS AND BORROWINGS - Maturity of long-term bank and other loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturity of long-term bank and other loans
Bank and other loans	¥ 47,549,557	¥ 49,246,656
Within 1 year
Maturity of long-term bank and other loans
Bank and other loans	13,486,345	6,313,238
Between 1 and 2 years
Maturity of long-term bank and other loans
Bank and other loans	6,604,880	17,425,249
Between 2 and 5 years
Maturity of long-term bank and other loans
Bank and other loans	20,579,821	10,787,187
Over 5 years
Maturity of long-term bank and other loans
Bank and other loans	¥ 6,878,511	¥ 14,720,982
Bank and other loans | Weighted average
Maturity of long-term bank and other loans
Weighted average interest (as a percent)	4.10%	4.55%
Loans from banks and other financial institutions
Maturity of long-term bank and other loans
Bank and other loans	¥ 47,541,437	¥ 49,086,595
Loans from banks and other financial institutions | Within 1 year
Maturity of long-term bank and other loans
Bank and other loans	13,484,315	6,162,067
Loans from banks and other financial institutions | Between 1 and 2 years
Maturity of long-term bank and other loans
Bank and other loans	6,602,850	17,422,804
Loans from banks and other financial institutions | Between 2 and 5 years
Maturity of long-term bank and other loans
Bank and other loans	20,575,761	10,780,742
Loans from banks and other financial institutions | Over 5 years
Maturity of long-term bank and other loans
Bank and other loans	6,878,511	14,720,982
Other loans
Maturity of long-term bank and other loans
Bank and other loans	8,120	160,061
Other loans | Within 1 year
Maturity of long-term bank and other loans
Bank and other loans	2,030	151,171
Other loans | Between 1 and 2 years
Maturity of long-term bank and other loans
Bank and other loans	2,030	2,445
Other loans | Between 2 and 5 years
Maturity of long-term bank and other loans
Bank and other loans	¥ 4,060	¥ 6,445
Short-term bank and other loans | Weighted average
Maturity of long-term bank and other loans
Weighted average interest (as a percent)	2.76%	3.03%